Note 1 - Fair Value Assumptions (Details) - € / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	[1]
Weighted-average expected life (years)	6 years 91 days
Expected volatility rates	60.60%
Expected dividend yield (in Euro per share)
Risk-free interest rate	0.01%
Weighted-average exercise price (€) (in Euro per share)	€ 3.22
Weighted-average fair value of options granted during the year (€) (in Euro per share)	€ 1.67

[1]	The Company did not make any grants during the years ended December 31, 2015.